                                                                                                                July 16, 2014

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP Inflation Protected Plus Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is Form N-14 for the Calvert VP Inflation Protected Plus Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of Calvert VP Inflation Protected Plus Portfolio into Calvert VP Investment Grade Bond Index Portfolio.  Each portfolio is a series of Calvert Variable Products, Inc.

It is proposed that this filing will become effective on August 28, 2014 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.